Shareholders' Equity - Additional Information (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended	9 Months Ended
	Mar. 28, 2025	Mar. 28, 2025	Feb. 21, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental stock-based compensation expense	$ 5	$ 41
Incremental stock-based compensation expense, remaining		$ 36
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of market value		95.00%
Shares authorized (in shares)	4.3	4.3
WDC Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)			3.1